1
The Gabelli Equity Income Fund
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.9%
 — 0.1%
20,000 Iveco Group NV† ...................................... $ 180,092
6,000 Madison Square Garden Entertainment
Corp.† .................................................. 201,720
381,812
Aerospace  — 0.8%
14,000 Aerojet Rocketdyne Holdings Inc.† ............ 768,180
2,000 Lockheed Martin Corp. ............................. 920,760
8,200 Rockwell Automation Inc. ......................... 2,701,490
4,390,430
Agriculture  — 0.8%
50,000 Archer-Daniels-Midland Co. ...................... 3,778,000
10,000 The Mosaic Co. ........................................ 350,000
4,128,000
Automotive  — 0.4%
14,500 PACCAR Inc. ............................................ 1,212,925
44,000 Traton SE ................................................. 941,051
2,153,976
Automotive: Parts and Accessories  — 5.4%
80,000 Dana Inc. ................................................. 1,360,000
166,400 Genuine Parts Co. ..................................... 28,159,872
29,519,872
Broadcasting  — 0.5%
74,000 Liberty Global plc, Cl. A† .......................... 1,247,640
11,000 Liberty Global plc, Cl. C† .......................... 195,470
45,000 Sinclair Inc. .............................................. 621,900
44,000 TEGNA Inc. .............................................. 714,560
2,779,570
Building and Construction  — 2.1%
30,000 Carrier Global Corp. .................................. 1,491,300
39,500 Fortune Brands Innovations Inc. ............... 2,842,025
23,500 Herc Holdings Inc. .................................... 3,215,975
47,500 Johnson Controls International plc ............ 3,236,650
10,000 Knife River Corp.† .................................... 435,000
30,000 Masterbrand Inc.† .................................... 348,900
11,569,850
Business Services  — 3.8%
10,000 Automatic Data Processing Inc. ................ 2,197,900
24,600 Mastercard Inc., Cl. A ............................... 9,675,180
2,400 MSC Industrial Direct Co. Inc., Cl. A .......... 228,672
30,500 Pentair plc ................................................ 1,970,300
16,000 S&P Global Inc. ........................................ 6,414,240
20,486,292
Cable and Satellite  — 0.3%
120,000 DISH Network Corp., Cl. A† ...................... 790,800
16,000 EchoStar Corp., Cl. A† .............................. 277,440
Shares
Market
Value
20,000 Liberty Media Corp. - Liberty Braves,
Cl. A† ................................................... $ 818,400
1,886,640
Communications Equipment  — 0.3%
42,000 Corning Inc. ............................................. 1,471,680
Computer Hardware  — 1.8%
31,300 Apple Inc. ................................................ 6,071,261
25,800 International Business Machines Corp. ...... 3,452,298
9,523,559
Computer Software and Services  — 2.3%
90,000 Hewlett Packard Enterprise Co. ................. 1,512,000
31,500 Microsoft Corp. ........................................ 10,727,010
12,239,010
Consumer Products  — 1.4%
1,500 Ball Corp. ................................................. 87,315
5,500 Edgewell Personal Care Co. ...................... 227,205
49,500 Energizer Holdings Inc. ............................. 1,662,210
30,000 Essity AB, Cl. A ......................................... 796,914
1,000 National Presto Industries Inc. .................. 73,200
34,000 Reckitt Benckiser Group plc ...................... 2,552,802
41,000 Unilever plc, ADR ..................................... 2,137,330
7,536,976
Consumer Services  — 0.1%
1,600 Allegion plc .............................................. 192,032
14,000 Rollins Inc. ............................................... 599,620
791,652
Diversified Industrial  — 6.6%
1,200 AMETEK Inc. ............................................ 194,256
68,500 Crane Co. ................................................. 6,104,720
48,000 Crane NXT Co. .......................................... 2,709,120
33,500 Eaton Corp. plc ......................................... 6,736,850
1,500 Honeywell International Inc. ...................... 311,250
8,600 Ingersoll Rand Inc. ................................... 562,096
48,000 ITT Inc. .................................................... 4,474,080
38,000 Jardine Matheson Holdings Ltd. ................ 1,924,700
20,000 Modine Manufacturing Co.† ...................... 660,400
13,500 Myers Industries Inc. ................................ 262,305
21,500 nVent Electric plc ...................................... 1,110,905
21,500 Svenska Cellulosa AB SCA, Cl. A ............... 274,697
110,000 Textron Inc. .............................................. 7,439,300
150,000 Toray Industries Inc. ................................. 832,045
8,000 Trane Technologies plc ............................. 1,530,080
25,000 Trinity Industries Inc. ................................ 642,750
35,769,554
Electronics  — 2.2%
6,500 Sony Group Corp. ..................................... 584,029
33,000 Sony Group Corp., ADR ............................ 2,971,320
48,000 TE Connectivity Ltd. .................................. 6,727,680

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Electronics (Continued)
10,000 Texas Instruments Inc. ............................. $ 1,800,200
12,083,229
Energy and Utilities: Electric  — 0.4%
8,000 Avangrid Inc. ............................................ 301,440
20,000 Korea Electric Power Corp., ADR† ............. 155,000
13,500 Portland General Electric Co. ..................... 632,205
63,000 The AES Corp. .......................................... 1,305,990
2,394,635
Energy and Utilities: Integrated  — 0.6%
50,000 Energy Transfer LP ................................... 635,000
21,000 Eni SpA .................................................... 302,068
6,500 Iberdrola SA, ADR .................................... 339,755
57,000 OGE Energy Corp. ..................................... 2,046,870
3,323,693
Energy and Utilities: Natural Gas  — 2.1%
115,000 National Fuel Gas Co. ................................ 5,906,400
11,500 ONE Gas Inc. ............................................ 883,315
59,000 ONEOK Inc. .............................................. 3,641,480
16,000 Southwest Gas Holdings Inc. .................... 1,018,400
11,449,595
Energy and Utilities: Oil  — 3.7%
26,000 Callon Petroleum Co.† .............................. 911,820
40,000 Chevron Corp. .......................................... 6,294,000
4,500 ConocoPhillips ......................................... 466,245
6,800 Devon Energy Corp. .................................. 328,712
12,000 Exxon Mobil Corp. .................................... 1,287,000
56,000 Hess Corp. ............................................... 7,613,200
18,000 Marathon Petroleum Corp. ........................ 2,098,800
13,500 TotalEnergies SE, ADR .............................. 778,140
1,706 Vitesse Energy Inc. ................................... 38,214
19,816,131
Energy and Utilities: Services  — 0.8%
4,000 Dril-Quip Inc.† .......................................... 93,080
94,500 Halliburton Co. ......................................... 3,117,555
23,000 MDU Resources Group Inc. ...................... 481,620
11,000 Schlumberger NV ..................................... 540,320
4,232,575
Energy and Utilities: Water  — 0.1%
3,600 Essential Utilities Inc. ............................... 143,676
17,000 Severn Trent plc ....................................... 553,999
697,675
Entertainment  — 1.3%
90,000 Grupo Televisa SAB, ADR ......................... 461,700
2,500 Madison Square Garden Sports Corp. ....... 470,125
315,000 Paramount Global, Cl. A ............................ 5,846,400
6,000 Sphere Entertainment Co.† ....................... 164,340
6,942,565
Shares
Market
Value
Environmental Services  — 0.2%
7,500 Republic Services Inc. .............................. $ 1,148,775
Equipment and Supplies  — 5.8%
6,000 A.O. Smith Corp. ...................................... 436,680
1,000 Crown Holdings Inc. ................................. 86,870
14,000 Danaher Corp. .......................................... 3,360,000
160,000 Flowserve Corp. ....................................... 5,944,000
50,000 Graco Inc. ................................................ 4,317,500
23,000 Minerals Technologies Inc. ....................... 1,326,870
119,200 Mueller Industries Inc. .............................. 10,403,776
15,000 Parker-Hannifin Corp. ............................... 5,850,600
31,726,296
Financial Services  — 12.4%
20,000 AllianceBernstein Holding LP .................... 643,200
19,000 American Express Co. ............................... 3,309,800
19,000 Ameris Bancorp ....................................... 649,990
3,700 Argo Group International Holdings Ltd. ..... 109,557
5,195 Banco Santander Chile, ADR ..................... 97,926
124,500 Bank of America Corp. .............................. 3,571,905
12,000 BNP Paribas SA ........................................ 755,809
34,000 Interactive Brokers Group Inc., Cl. A ......... 2,824,380
14,500 Jefferies Financial Group Inc. .................... 480,965
8,500 JPMorgan Chase & Co. ............................. 1,236,240
48,500 Julius Baer Group Ltd. .............................. 3,052,891
21,000 Kinnevik AB, Cl. A† ................................... 325,552
63,500 Loews Corp. ............................................. 3,770,630
11,200 M&T Bank Corp. ....................................... 1,386,112
14,500 Marsh & McLennan Companies Inc. .......... 2,727,160
10,000 Morgan Stanley ........................................ 854,000
5,800 Popular Inc. ............................................. 351,016
64,000 SLM Corp. ............................................... 1,044,480
122,000 State Street Corp. ..................................... 8,927,960
6,300 T. Rowe Price Group Inc. .......................... 705,726
297,000 The Bank of New York Mellon Corp. .......... 13,222,440
15,000 The Goldman Sachs Group Inc. ................. 4,838,100
23,500 The PNC Financial Services Group Inc. ...... 2,959,825
222 UBS Group AG ......................................... 4,488
53,000 Valley National Bancorp ............................ 410,750
117,000 Webster Financial Corp. ............................ 4,416,750
108,000 Wells Fargo & Co. .................................... 4,609,440
67,287,092
Food and Beverage  — 18.1%
1,000 Anheuser-Busch InBev SA/NV ................... 56,557
197,000 Brown-Forman Corp., Cl. A ....................... 13,409,790
34,000 Campbell Soup Co. ................................... 1,554,140
19,000 Coca-Cola Europacific Partners plc ............ 1,224,170
10,000 Coca-Cola Femsa SAB de CV, ADR ............ 833,100
5,400 Constellation Brands Inc., Cl. A ................. 1,329,102
35,000 Danone SA ............................................... 2,144,099
35,000 Davide Campari-Milano NV ....................... 484,657
49,500 Diageo plc, ADR ....................................... 8,587,260

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
81,500 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... $ 9,033,460
1,000 General Mills Inc. ..................................... 76,700
1,675,000 Grupo Bimbo SAB de CV, Cl. A .................. 8,996,874
93,000 Heineken NV ............................................ 9,557,537
132,000 ITO EN Ltd. .............................................. 3,630,812
17,500 Kellogg Co. .............................................. 1,179,500
4,000 McCormick & Co. Inc. .............................. 346,400
31,200 McCormick & Co. Inc., Non-Voting ........... 2,721,576
31,000 Mondelēz International Inc., Cl. A .............. 2,261,140
31,800 Nestlé SA ................................................. 3,822,893
54,000 Nissin Foods Holdings Co. Ltd. ................. 4,457,119
31,000 PepsiCo Inc. ............................................. 5,741,820
23,800 Pernod Ricard SA ..................................... 5,256,441
31,200 Remy Cointreau SA .................................. 5,002,977
30,000 Sapporo Holdings Ltd. .............................. 770,297
4,500 The Boston Beer Co. Inc., Cl. A† ............... 1,387,980
10,000 The Coca-Cola Co. .................................... 602,200
1,000 The Hershey Co. ....................................... 249,700
50,000 The Kraft Heinz Co. ................................... 1,775,000
32,000 Yakult Honsha Co. Ltd. ............................. 2,019,197
98,512,498
Health Care  — 4.5%
4,400 Abbott Laboratories .................................. 479,688
3,000 AbbVie Inc. .............................................. 404,190
3,200 Alcon Inc. ................................................ 262,752
75,000 Baxter International Inc. ............................ 3,417,000
4,400 Bio-Rad Laboratories Inc., Cl. A† .............. 1,668,128
87,500 Bristol-Myers Squibb Co. .......................... 5,595,625
69,500 Demant A/S† ............................................ 2,938,485
6,400 GSK plc, ADR ........................................... 228,096
8,000 Haleon plc, ADR ....................................... 67,040
30,000 Henry Schein Inc.† ................................... 2,433,000
16,000 Merck & Co. Inc. ...................................... 1,846,240
12,000 Novartis AG, ADR ..................................... 1,210,920
24,000 Perrigo Co. plc ......................................... 814,800
21,500 Pfizer Inc. ................................................ 788,620
42,500 Roche Holding AG, ADR ........................... 1,623,500
2,000 Zimmer Biomet Holdings Inc. ................... 291,200
10,000 Zimvie Inc.† ............................................. 112,300
24,181,584
Hotels and Gaming  — 0.1%
12,000 MGM Resorts International ....................... 527,040
1,500 Wynn Resorts Ltd. ................................... 158,415
685,455
Machinery  — 4.3%
6,000 Caterpillar Inc. .......................................... 1,476,300
145,000 CNH Industrial NV .................................... 2,088,000
44,700 Deere & Co. ............................................. 18,111,993
Shares
Market
Value
6,000 Otis Worldwide Corp. ............................... $ 534,060
8,500 Xylem Inc. ................................................ 957,270
23,167,623
Metals and Mining  — 1.7%
82,000 Freeport-McMoRan Inc. ............................ 3,280,000
138,000 Newmont Corp. ........................................ 5,887,080
9,167,080
Publishing  — 0.0%
3,000 Value Line Inc. ......................................... 137,700
Real Estate Investment Trusts  — 0.4%
62,000 Weyerhaeuser Co. .................................... 2,077,620
Retail  — 4.7%
14,000 Cie Financiere Richemont SA, Cl. A ........... 2,372,046
42,000 Copart Inc.† ............................................. 3,830,820
6,200 Costco Wholesale Corp. ............................ 3,337,956
86,100 CVS Health Corp. ...................................... 5,952,093
44,600 Ingles Markets Inc., Cl. A .......................... 3,686,190
63,000 Seven & i Holdings Co. Ltd. ...................... 2,709,138
3,000 The Home Depot Inc. ................................ 931,920
80,000 Walgreens Boots Alliance Inc. ................... 2,279,200
1,000 Walmart Inc. ............................................ 157,180
25,256,543
Specialty Chemicals  — 0.9%
2,700 Albemarle Corp. ....................................... 602,343
2,500 Ashland Inc. ............................................. 217,275
2,200 FMC Corp. ................................................ 229,548
43,000 H.B. Fuller Co. .......................................... 3,074,930
2,000 NewMarket Corp. ..................................... 804,240
600 Quaker Chemical Corp. ............................. 116,940
5,045,276
Telecommunications  — 3.5%
105,000 BCE Inc. ................................................... 4,786,950
190,000 Deutsche Telekom AG, ADR ...................... 4,151,500
14,000 Orange SA, ADR ....................................... 162,960
65,000 Telefonica SA, ADR ................................... 261,950
250,000 Telephone and Data Systems Inc. .............. 2,057,500
94,000 TELUS Corp. ............................................ 1,829,240
156,000 Verizon Communications Inc. ................... 5,801,640
19,051,740
Transportation  — 2.3%
97,000 GATX Corp. .............................................. 12,487,780
Wireless Communications  — 0.1%
80,000 BT Group plc, Cl. A ................................... 124,308
40,000 Telesat Corp., New York† .......................... 376,800
20,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 71,400
572,508
TOTAL COMMON STOCKS .................. 526,074,541

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Shares
Market
Value
WARRANTS  — 0.0%
Retail  — 0.0%
28,000 Cie Financiere Richemont SA, expire
11/22/23† ............................................. $ 38,635
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.1%
$ 17,175,000 U.S. Treasury Bills,
4.961% to 5.313%††,
08/17/23 to 11/16/23 ............................ 17,004,470
TOTAL INVESTMENTS — 100.0%
(Cost $211,866,234) ............................. $ 543,117,646
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt